Other current liabilities	12 Months Ended
Mar. 31, 2020
Other current liabilities
Other current liabilities

38.  Other current liabilities

	March 31,
	2019	2020
Advance from customers	702,444	774,673
Statutory liabilities	266,159	86,519
Other liabilities	93,402	99,458
Lease rent equalization	3,217	—
Interest accrued on term loan	3,155	—
Total	1,068,377	960,650

Advances from customers primarily consist of amounts for future bookings of Airline tickets, Hotel bookings and Packages.